Subsequent Events (Details)															6 Months Ended	12 Months Ended
	Dec. 08, 2023 USD ($) $ / shares	Nov. 03, 2023 employee	Oct. 19, 2023 USD ($) shares	Oct. 04, 2023 $ / shares shares	Oct. 03, 2023 $ / shares shares	Oct. 02, 2023 $ / shares shares	Jul. 12, 2023 USD ($)	Jul. 11, 2023 employee	Jul. 10, 2023 $ / shares shares	Jun. 27, 2023 USD ($) shares	Jun. 08, 2023 shares	Jun. 07, 2023 USD ($) $ / shares shares	Jun. 06, 2023 $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2021 USD ($)	Oct. 19, 2026	Oct. 19, 2025	Oct. 31, 2023 USD ($)	May 31, 2023 USD ($)	Jan. 30, 2023 shares	Mar. 31, 2022 USD ($) shares	Dec. 07, 2021 USD ($)
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares																$ 0.001
Aggregate amount received | $																		$ 192,800,000
Cash and cash equivalents | $															$ 2,394,000	$ 8,726,000	[1]							$ 70,588,000
Net proceeds | $												$ 1,800,000
Units outstanding (in shares)																67,486,000								67,486,000
Units issued (in shares)																67,486,000								67,486,000
Employees furloughed | employee								30
Percentage of workforce furloughed								20.00%
Standby Equity Purchase Agreement, shares issued (in shares)										456,204
Customer ExAlt Trusts
Subsequent Event [Line Items]
Alternative investments acquired | $																									$ 352,600,000
Percentage allocated to payable repayment																									27.80%
BCH
Subsequent Event [Line Items]
Ownership percentage													100.00%
Custody Trust
Subsequent Event [Line Items]
Percentage of assets held in trust															44.90%
Custody Trust | Forecast
Subsequent Event [Line Items]
Ownership interest																				97.50%
First and Second Lien Credit Agreement
Subsequent Event [Line Items]
Interest rate							9.50%
Installment payments | $							$ 5,000,000
Debt costs | $							100,000
HH-BDH | Forecast | Term Loan | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Interest rate																			5.50%	6.50%
Services Agreement, Base Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $												500,000			$ 400,000	$ 400,000
Services Agreement, Supplemental Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $												$ 200,000			$ 200,000	$ 200,000
Beneficient Warrants
Subsequent Event [Line Items]
Units converted (in shares)												23,625,000
Warrants outstanding (in shares)											23,757,500				24,699,725
Warrants issued (in shares)											23,757,500
Common Class A
Subsequent Event [Line Items]
Units converted (in shares)													1,396,457
Par value (in dollars per share) | $ / shares												$ 0.001	$ 0.001	$ 0.001	$ 0.001
Conversion ratio													1
Price per unit (in dollars per share) | $ / shares															$ 2.59
Shares held post conversion (in shares)														2,956,480
Minimum price per share (in dollars per share) | $ / shares														$ 5
Maximum percentage of stock to sell														10.00%
Stock issued (in shares)												7,971,864
Units outstanding (in shares)											188,674,282				242,340,000	179,634,000
Units issued (in shares)											188,674,282				242,884,000	180,178,000
Additional shares (in shares)											687,588
Stock outstanding following combination (in shares)											189,379,498
Common Class A | Minimum
Subsequent Event [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares														$ 5
Common Class A | Maximum
Subsequent Event [Line Items]
Volume weighted average share price (in dollars per share) | $ / shares														8
Common Class B
Subsequent Event [Line Items]
Units converted (in shares)													15,312,360
Par value (in dollars per share) | $ / shares													$ 0.001		$ 0.001	$ 0.001
Units outstanding (in shares)											19,140,451
Units issued (in shares)											19,140,451				19,140,000	19,140,000
Avalon Class A Common Stock
Subsequent Event [Line Items]
Units converted (in shares)												1
Par value (in dollars per share) | $ / shares												$ 0.0001
Price per unit (in dollars per share) | $ / shares														$ 10.588
Aggregate amount received | $												$ 20,000,000		$ 25,000,000
Disbursed amount | $														5,000,000
Reserve amount | $														$ 20,000,000
Transaction expense | $												$ 26,100,000
Avalon Class A Common Stock | Ben | Forecast
Subsequent Event [Line Items]
Aggregate amount received | $	$ 5,000,000
Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares												$ 0.001		$ 0.001
FPA, Purchased Shares
Subsequent Event [Line Items]
Purchase agreement, transaction shares (in shares)														1,064,333
FPA, Prepaid Forward Shares
Subsequent Event [Line Items]
Purchase agreement, transaction shares (in shares)														1,892,147
Class A common stock, par value $0.001 per share
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares														$ 10.588
Class A common stock, par value $0.001 per share | Minimum | Forward Purchase Agreement | Forecast
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	$ 10.588
Class A common stock, par value $0.001 per share | Minimum | Forward Purchase Agreement | Forecast | On a daily basis, all sales must either exceed $8.00 per share
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	8
Class A common stock, par value $0.001 per share | Minimum | Forward Purchase Agreement | Forecast | No sales below $5.00 per share
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	5
Class A common stock, par value $0.001 per share | Minimum | Forward Purchase Agreement | Forecast | Purchaser shall not sell any shares for less than $10.588
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares	$ 10.588
Avalon Class B Common Stock
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares												$ 0.0001
Series A Preferred Stock
Subsequent Event [Line Items]
Units converted (in shares)												1
Shares received (in shares)												2,796,864
Preferred stock, shares outstanding (in shares)											2,796,864				0								0
Preferred stock, shares issued (in shares)											2,796,864	2,796,864			0	0
Class S Ordinary
Subsequent Event [Line Items]
Units converted (in shares)													16,708,817
Preferred stock, shares outstanding (in shares)																5,800,000
Preferred stock, shares issued (in shares)																								5,800,000
Conversion of stock (in shares)											404,542
Preferred Series B-1
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)															3,768,995	0
Preferred stock, shares issued (in shares)															3,768,995	0
Preferred Series C Subclass 1
Subsequent Event [Line Items]
Units converted (in shares)									44,040,761
Price per unit (in dollars per share) | $ / shares									$ 4.66
Subsequent Event
Subsequent Event [Line Items]
Standby Equity Purchase Agreement, expiration period										36 months
Commitment fee | $										$ 1,300,000
Aggregate amount received | $														$ 25,000,000
Cash and cash equivalents | $												$ 27,900,000									$ 17,400,000	$ 3,500,000
Transaction expense | $												26,100,000
Net proceeds | $												$ 1,800,000
Percentage of accounts												50.50%
Employees furloughed | employee		15
Percentage of workforce furloughed		10.00%
Subsequent Event | First and Second Lien Credit Agreement
Subsequent Event [Line Items]
Installment payments | $							$ 5,000,000
Subsequent Event | HH-BDH | Term Loan
Subsequent Event [Line Items]
Debt term			3 years
Term loan | $			$ 25,000,000
Subsequent Event | HH-BDH | Term Loan | Non-Refundable Fee of Aggregate Commitments
Subsequent Event [Line Items]
Fee percentage			1.00%
Subsequent Event | HH-BDH | Term Loan | Interest Payment Rate, First Period
Subsequent Event [Line Items]
Fee percentage			3.00%
Subsequent Event | HH-BDH | Term Loan | Interest Payment Rate, Second Period
Subsequent Event [Line Items]
Fee percentage			2.00%
Subsequent Event | HH-BDH | Term Loan | Make Whole Payment, Interest Rate
Subsequent Event [Line Items]
Fee percentage			3.00%
Subsequent Event | Services Agreement, Base Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $												$ 460,000
Subsequent Event | Services Agreement, Supplemental Fee | Bradley Capital Company, L.L.C.
Subsequent Event [Line Items]
Related party fee | $												180,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Standby Equity Purchase Agreement, sale of stock | $										$ 250,000,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Units converted (in shares)													1.25
Price per unit (in dollars per share) | $ / shares				$ 1.27		$ 2.39
Additional shares (in shares)											699,216
Standby Equity Purchase Agreement, shares issued (in shares)				500,000		20,000
Conversion of stock (in shares)					13,805,841
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Units converted (in shares)													1.25
Subsequent Event | Avalon Class A Common Stock
Subsequent Event [Line Items]
Aggregate amount received | $												20,000,000		5,000,000
Disbursed amount | $														5,000,000
Reserve amount | $														$ 20,000,000
Transaction expense | $												$ 26,100,000
Subsequent Event | FLP Units Subclass 2
Subsequent Event [Line Items]
Percentage of accounts												49.50%
Subsequent Event | Preferred Series A Subclass 0
Subsequent Event [Line Items]
Value of interest assigned | $			$ 15,300,000
Subsequent Event | Preferred Series A Subclass 1
Subsequent Event [Line Items]
Value of interest assigned | $			$ 48,100,000
Subsequent Event | Class S Preferred
Subsequent Event [Line Items]
Shares held (in shares)			48
Subsequent Event | Class S Ordinary
Subsequent Event [Line Items]
Shares held (in shares)			291,163
Subsequent Event | Preferred Series B-1
Subsequent Event [Line Items]
Price per unit (in dollars per share) | $ / shares					$ 2.73
Conversion of stock (in shares)					3,768,995

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.